PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The major classes of property and equipment are as follows at December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Furniture & Fixtures	$132,018	$115,238
Tools and Equipment	1,291,673	1,162,568
Leasehold Improvements	298,004	228,404
Internal Use Software	381,441	100,241
Property, Plant and Equipment, Gross	2,103,136	1,606,451
Accumulated Depreciation	(1,376,629)	(976,961)
Property, Equipment and Software, net	$726,507	$629,490

	December 31,	December 31,
	2023	2022
Internal Use Software consisted of the following:
Internal Use Software	$381,441	$100,241
Accumulated depreciation	(133,149)	(57,032)
Internal Use Software, net	$248,292	$43,209

	December 31,	December 31,
	2023	2022
Depreciation Expense:
Property and equipment, excluding internal use software	$315,686	$262,895
Software amortization expense	84,328	57,033

The following is a schedule of estimated future depreciation expense of software at December 31, 2023:

2024	$100,952
2025	103,716
2026	43,624
$248,292

Depreciation expense in 2023 and 2022 was $315,686 and $267,959, respectively.